8. Income Taxes (Details - Reconciliation)	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	30.80%	21.00%
State and local taxes, net of federal benefit	6.80%	7.70%
Permanent differences	0.20%	4.80%
Effect of federal rate change on deferred taxes	3.60%	0.00%
Income tax provision	41.40%	33.50%